Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	BNY Mellon Large Cap Securities Fund, Inc.
Entity Central Index Key	0000030146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2023
Document Effective Date	May 01, 2023
Prospectus Date	May 01, 2023
BNY Mellon Large Cap Securities Fund, Inc. | BNY Mellon Large Cap Securities Fund, Inc.
Prospectus:
Trading Symbol	DREVX